Consolidated Statement of Income (Parenthetical) - CAD ($) $ in Millions		3 Months Ended			6 Months Ended
		Apr. 30, 2024	Jan. 31, 2024	Apr. 30, 2023	Apr. 30, 2024	Apr. 30, 2023
Profit or loss [abstract]
Interest income calculated using effective interest method	[1]	$ 14,776	$ 14,898	$ 13,384	$ 29,674	$ 26,094

[1]	The Bank adopted IFRS 17 effective November 1, 2023. As required under the new accounting standard, prior period amounts have been restated. Refer to Note 4.